GENERAL	12 Months Ended
Dec. 31, 2017
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

Attunity Ltd. (the "Company" or "Attunity") develops, markets, sells and supports integration and Big Data management software solutions that enable availability, delivery and management of data across heterogeneous enterprise platforms, organizations, and the cloud. In addition, the Company provides maintenance, consulting and training for its products.

The Company has wholly-owned subsidiaries mainly in the United States, United Kingdom, Hong-Kong and Israel. The Company's subsidiaries are engaged primarily in sales, marketing customer service and consulting.